Leases - Minimum Future Payments for IFRS16 Lease Contracts not Subject to Cancellation as Lessor (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 227,407	$ 270,401
From 1 to 5 years	2,030,248	2,950,611
More than 5 years	664,138	1,232,865
TOTAL	2,921,793	$ 4,453,877
ARS
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	22,946
From 1 to 5 years	309,741
More than 5 years	15,742
USD
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	204,461
From 1 to 5 years	1,720,507
More than 5 years	$ 648,396